Inventories (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Inventories [Abstract]
Inventories	$ 6,744	$ 4,797
Lubricants [Member]
Inventories [Abstract]
Inventories	590	582
Bunkers [Member]
Inventories [Abstract]
Inventories	$ 6,154	$ 4,215